Cover	Sep. 19, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 19, 2023
Entity File Number	001-40177
Entity Registrant Name	Digital Transformation Opportunities Corp.
Entity Central Index Key	0001839998
Entity Tax Identification Number	85-3984427
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10250 Constellation Blvd, Suite 23126
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067
City Area Code	360
Local Phone Number	949-1111
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of DTOC Class A Common Stock, $0.0001 par value, and one-fourth of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of DTOC Class A Common Stock, $0.0001 par value, and one-fourth of one redeemable warrant
Trading Symbol	DTOCU
Security Exchange Name	NASDAQ
Shares of DTOC Class A Common Stock included as part of the units [Member]
Document Information [Line Items]
Title of 12(b) Security	Shares of DTOC Class A Common Stock, included as part of the units
Trading Symbol	DTOC
Security Exchange Name	NASDAQ
Redeemable warrants included as part of the units, each whole warrant exercisable for one share of DTOC Class A Common Stock at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one share of DTOC Class A Common Stock
Trading Symbol	DTOCW
Security Exchange Name	NASDAQ